DEBT AND CREDIT FACILITIES - Available and unutilized credit facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEBT AND CREDIT FACILITIES
Total credit facilities	$ 6,951
Total unutilized credit facilities	4,520
Available credit facilities for liquidity purposes	4,247	$ 6,043
Fully revolving and expires in 2025
DEBT AND CREDIT FACILITIES
Total credit facilities	3,000
Fully revolving and expires in 2024
DEBT AND CREDIT FACILITIES
Total credit facilities	2,531
Can be terminated at any time at the option of the lenders
DEBT AND CREDIT FACILITIES
Total credit facilities	1,420
Credit facilities supporting outstanding commercial paper
DEBT AND CREDIT FACILITIES
Credit facilities assigned	(1,284)
Credit facilities supporting standby letters of credit
DEBT AND CREDIT FACILITIES
Credit facilities assigned	$ (1,147)